Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Limited Partner [Member]	General Partner [Member]	Total
Beginning Balance, value at Dec. 31, 2018	$ 73,216	$ 53,885	$ 199,400	$ (16)	$ 326,485
Beginning Balance, units at Dec. 31, 2018	3,000,000	2,200,000	35,490,000	35,526
-Net income	$ 6,750	$ 4,813	$ (7,942)	$ (8)	3,613
-Distributions declared and paid (common and preferred units) (Note 8)	(6,750)	(5,200)	(4,437)	(4)	(16,391)
Closing Balance, value at Dec. 31, 2019	$ 73,216	$ 53,498	$ 187,021	$ (28)	313,707
Beginning Balance, units at Dec. 31, 2019	3,000,000	2,200,000	35,490,000	35,526
-Net income	$ 6,750	$ 4,813	$ 22,466	$ 23	34,052
-Distributions declared and paid (common and preferred units) (Note 8)	(6,750)	(4,813)	0	0	(11,563)
-Issuance of common stock, net of issuance costs (Note 8)	0	0	$ 297	0	297
-Issuance of units, net of issuance costs (Note 8), shares			122,580
Closing Balance, value at Dec. 31, 2020	$ 73,216	$ 53,498	$ 209,784	$ (5)	336,493
Beginning Balance, units at Dec. 31, 2020	3,000,000	2,200,000	35,612,580	35,526
-Net income	$ 6,750	$ 4,813	$ 41,656	$ 41	53,260
-Distributions declared and paid (common and preferred units) (Note 8)	(6,750)	(4,813)	0	0	(11,563)
-Issuance of common stock, net of issuance costs (Note 8)	0	0	$ 3,294	0	3,294
-Issuance of units, net of issuance costs (Note 8), shares			1,189,667
Closing Balance, value at Dec. 31, 2021	$ 73,216	$ 53,498	$ 254,734	$ 36	$ 381,484
Beginning Balance, units at Dec. 31, 2021	3,000,000	2,200,000	36,802,247	35,526